Related Parties (Details)	6 Months Ended
	Dec. 31, 2024 USD ($) t	Dec. 30, 2024 USD ($)	Jun. 14, 2024 USD ($)
Related Parties [Line Items]
Number of items sold | t	15,000
Amount payable		$ 1,201,070	$ 6,600,000
Moolec Science S.A. [Member]
Related Parties [Line Items]
Amount payable	$ 6,600,000